Employee compensation (Tables)	3 Months Ended
Mar. 31, 2026
Analysis of income and expense [abstract]
Schedule of Employee Compensation Costs
Employee compensation costs were included in the following expenses for the three months ended March 31, 2026 and 2025 as follows:

	Three months ended March 31,
	2026	2025
	$	$
Cost of revenue	6,080	5,122
General and administrative	6,008	4,824
Sales and marketing	15,855	15,697
Research and development	12,325	9,012
	40,268	34,655